Accounting standards issued but not yet effective	12 Months Ended
Dec. 31, 2019
Accounting Standards Issued But Not Yet Effective [Abstract]
Accounting standards issued but not yet effective [Text Block]

5. Accounting standards issued but not yet effective

The Company has not yet adopted certain standards, interpretations to existing standards and amendments which have been issued but have an effective date of later than December 31, 2019.  Many of these updates are not expected to have any significant impact on the Company and are therefore not discussed herein.

Amendments to IAS 1 Presentation of Financial Statements

The IASB has made amendments to IAS 1 Presentation of Financial Statements which use a consistent definition of materiality throughout IFRS and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information.  In particular, the amendments clarify that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity. Materiality depends on the nature or magnitude of information, or both. An entity assesses whether information, either individually or in combination with other information, is material in the context of its financial statements taken as a whole. The amendments to IAS 1 are effective for financial years beginning on or after January 1, 2020 and will not have a significant impact on the consolidated financial statements disclosures.